Restructuring initiatives - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Restructuring Initiatives [Abstract]
Severance costs		¥ 10,348
Liabilities relating to restructuring costs including currency translation adjustments	¥ 507
Amount paid as severance costs	9,305
Branch consolidation costs	4,390
Liabilities relating to branch consolidation costs	¥ 813